Purchased Intangible Assets	12 Months Ended
Dec. 31, 2012
Purchased Intangible Assets

7. Purchased Intangible Assets

Purchased intangible assets are initially recorded at their acquisition cost, or fair value if acquired as part of a business combination, and amortized over their estimated useful lives.

As a result of the 2012 Change in Control Transaction, the following purchase accounting fair value increase adjustments were made to intangible assets: database and credit files, $705.1 million; internally developed software, $261.2 million; customer relationships, $256.1 million; and trademarks, copyrights and patents, $537.0 million. Noncompete agreements were reduced by $3.3 million as a result of purchase accounting fair value adjustments. All accumulated amortization was reduced to zero on April 30, 2012, as a result of purchase accounting adjustments. See Note 2, “Change in Control Transactions.”

Intangible assets consisted of the following:

	TransUnion Holding and TransUnion Corp. Successor December 31, 2012			TransUnion Corp. Predecessor December 31, 2011
(in millions)	Gross	Accumulated Amortization	Net	Gross	Accumulated Amortization	Net
Database and credit files	$763.6	$(33.9)	$729.7	$272.4	$(205.3)	$67.1
Internally developed software	380.3	(34.8)	345.5	241.8	(148.4)	93.4
Customer relationships	306.7	(10.3)	296.4	60.0	(13.8)	46.2
Trademarks, copyrights and patents	545.5	(7.4)	538.1	24.4	(6.5)	17.9
Noncompete and other agreements	2.1	(0.2)	1.9	6.8	(0.6)	6.2

Total intangible assets	$1,998.2	$(86.6)	$1,911.6	$605.4	$(374.6)	$230.8

All amortizable intangibles are amortized on a straight-line basis over their estimated useful lives. Database and credit files are amortized over a fifteen-year period. Internally developed software is amortized over a three- to seven-year period. Customer relationships are amortized over a twenty-year period. Trademarks are generally amortized over a forty-year period. Copyrights, patents, noncompete and other agreements are amortized over varying periods based on their estimated economic life.

For TransUnion Holding, amortization expense related to intangible assets from inception through December 31, 2012 was $88.3 million. For TransUnion Corp. Successor, amortization expense related to intangible assets for the eight months ended December 31, 2012 was $88.3 million. For TransUnion Corp. Predecessor, amortization expense for the four months ended April 30, 2012, and the years ended December 31, 2011 and 2010 was $16.8 million, $46.0 million and $42.0 million, respectively.

Estimated future amortization expense related to purchased intangible assets at December 31, 2012, is as follows:

(in millions)	Annual Amortization Expense
2013	$135.1
2014	136.4
2015	135.2
2016	134.6
2017	132.9
Thereafter	1,237.4

Total future amortization expense	$1,911.6